CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Loss	$ (19,115)	$ (20,812)	$ (20,838)
Adjustments to the profit or loss items:
Depreciation	2,395	2,020	2,145
Amortization of intangible assets	374
Share-based compensation	1,578	1,731	2,244
Net financing expenses (income)	(2,414)	694	(1,454)
Loss from deduction of property, plant and equipment	12
Taxes on income	24	30	11
Adjustments to the profit or loss items	1,969	4,475	2,946
Changes in asset and liability items:
Decrease (increase) in trade receivables	88	(28)	37
Decrease (increase) in other receivables	(1,250)	95	221
Increase in long term deposits	(10)		(6)
Decrease in trade payables	(122)	(114)	(86)
Decrease in severance pay liability, net	(23)
Decrease in employees and payroll accruals	(10)	(132)	(7)
Increase in other payables	375	183	145
Decrease in deferred revenues and other advances	(45)	(165)	(500)
Changes in asset and liability items	(997)	(161)	(196)
Cash received (paid) during the year for:
Interest received	803	1,360	2,173
Interest paid	(302)
Taxes paid	(24)	(23)	(14)
Net cash used in operating activities	(17,666)	(15,161)	(15,929)
Cash flows from investing activities:
Purchase of property, plant and equipment	(900)	(374)	(590)
Proceeds from sale of marketable securities	27,084	63,639	22,737
Purchase of marketable securities	(1,637)	(31,700)	(11,659)
Proceeds from (investment in) bank deposits, net	12,592	(14,212)	4,757
Net cash provided by investing activities	37,139	17,353	15,245
Cash flows from financing activities:
Proceeds from exercise of options		9	683
Repayment of operating lease liability	(597)
Issuance of subsidiary's ordinary shares to non-controlling interests	10,000
Proceeds from government grants	493	354	339
Repayment of government grants	(590)	(66)	(208)
Net cash provided by financing activities	9,306	297	814
Exchange rate differences on cash and cash equivalent balances	159	(114)	69
Increase in cash and cash equivalents	28,938	2,375	199
Cash and cash equivalents at the beginning of the year	5,810	3,435	3,236
Cash and cash equivalents at the end of the year	34,748	5,810	3,435
Significant non-cash activities:
Acquisition of property, plant and equipment	216	80	39
Increase of operating lease right-of-use-assets	3,437
Acquisition of intangible assets	$ 17,448